New Accounting Standards	12 Months Ended
Dec. 31, 2015
New Accounting Standards [Abstract]
New Accounting Standards
New Accounting Standards

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” The new standard amends the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which will result in the more timely recognition of losses. Public business entities should apply the guidance in ASU 2016-13 for annual periods beginning after December 15, 2019, including interim periods within those annual periods. Early adoption will be permitted for annual periods beginning after December 15, 2018. We are currently evaluating the provisions of ASU 2016-13 and assessing the impact on our financial statements.

In March 2016, the FASB issued ASU No. 2016-07, “Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting.” The new standard eliminates the requirement that an investor retroactively apply equity method accounting when an investment that it had accounted for by another method initially qualifies for the equity method. Public business entities should apply the guidance in ASU 2016-07 for annual periods beginning after December 15, 2016, including interim periods within those annual periods, with early adoption permitted.  We are currently evaluating the provisions of ASU 2016-07, but do not expect it to have an impact on our financial statements.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842).”  In the new standard, the FASB modified its determination of whether a contract is a lease rather than whether a lease is a capital or operating lease under the previous GAAP. A contract represents a lease if a transfer of control occurs over an identified property, plant and equipment for a period of time in exchange for consideration. Control over the use of the identified asset includes the right to obtain substantially all of the economic benefits from the use of the asset and the right to direct its use.  The FASB continued to maintain two classifications of leases—financing and operating—which are substantially similar to capital and operating leases in the previous lease guidance.  Under the new standard, recognition of assets and liabilities arising from operating leases will require recognition on the balance sheet.  The effect of all leases in the statement of comprehensive income and the statement of cash flows will be largely unchanged.  Lessor accounting will also be largely unchanged.  Additional disclosures will be required for financing and operating leases for both lessors and lessees.  Public business entities should apply the guidance in ASU 2016-02 for annual periods beginning after December 15, 2018, including interim periods within those annual periods. Early adoption is permitted.  We are currently evaluating the provisions of ASU 2016-02 and assessing its impact on our financial statements.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments—Overall (Subtopic 825-10),” to meet its objective of providing more decision-useful information about financial instruments. The majority of this ASU’s provisions amend only the presentation or disclosures of financial instruments; however, one provision will also affect net income. Equity investments carried under the cost method or lower of cost or fair value method of accounting, in accordance with current GAAP, will have to be carried at fair value upon adoption of ASU 2016-01, with changes in fair value recorded in net income. For equity investments that do not have readily determinable fair values, a company may elect to carry such investments at cost less impairments, if any, adjusted up or down for price changes in similar financial instruments issued by the investee, when and if observed. Public business entities should apply the guidance in ASU 2016-01 for annual periods beginning after December 15, 2017, and interim periods within those annual periods, with early adoption prohibited. We are currently evaluating the provisions of ASU 2016-01 and assessing the impact, if any, it may have on our financial position and results of operations.

In November 2015, the FASB issued ASU No. 2015-17, “Income Taxes—Balance Sheet Classification of Deferred Taxes.” The new update will simplify the presentation of deferred income taxes and will require deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The classification shall be made at the tax-paying component level of an entity, after reflecting any offset of deferred tax liabilities, deferred tax assets and any related valuation allowances. Public business entities should apply the guidance in ASU 2015-17 for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early application for public entities is permitted. The amendments can be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. We adopted ASU 2015-17 effective in the first quarter of 2016.  The adoption did not impact our consolidated financial statements.

In June 2014, the FASB issued ASU No. 2014-10, “Development Stage Entities (Topic 915).” The new standard removes the definition of a development stage entity from the Master Glossary of Accounting Standard Codification and the related financial reporting requirements specific to development stage entities. This ASU is intended to reduce cost and complexity of financial reporting for entities that have not commenced planned principal operations. For financial reporting requirements other than the variable interest entity (VIE) guidance in ASC Topic 810, “Consolidation,” ASU 2014-10 was effective for annual and quarterly reporting periods of public entities beginning after December 15, 2014. For the financial reporting requirements related to VIEs in ASC Topic 810, “Consolidation,” ASU 2014-10 is effective for annual and quarterly reporting periods of public entities beginning after December 15, 2015. In January 2016, we adopted this standard and updated our disclosures about the risks and uncertainties related to our joint venture entities that have not commenced their principal operations.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606).” The new standard converged guidance on recognizing revenues in contracts with customers under GAAP and International Financial Reporting Standards. This ASU is intended to improve comparability of revenue recognition practices across entities, industries, jurisdictions and capital markets. In August 2015, the FASB issued ASU 2015-14, “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date.” The amendment in this ASU defers the effective date of ASU 2014-09 for all entities for one year. Public business entities should apply the guidance in ASU 2014-09 to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier adoption is permitted only as of annual reporting periods beginning after December 31, 2016, including interim reporting periods within that reporting period. Retrospective or modified retrospective application of the accounting standard is required. We are currently evaluating the provisions of ASU 2014-09 and assessing the impact, if any, it may have on our financial position and results of operations. As part of our assessment work to-date, we have formed an implementation work team, completed training of the new ASU’s revenue recognition model and begun contract review and documentation.